COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Operating lease commitments
Office Premises
RMB
2013	45,549,115
2014	23,709,758
2015	12,700,603
2016	3,434,275
2017	1,005,229
Thereafter	240,196
86,639,176